Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

COVID-19

The recent outbreak of the coronavirus, COVID-19, which on March 10, 2020, has been declared by the World Health Organization to be a pandemic has spread across the globe and is impacting worldwide economic activity. A pandemic, including COVID-19 or other public health epidemic, poses the risk that the Company or its employees, contractors, customers, suppliers, third party shipping carriers, government and other partners may be prevented from or limited in their ability to conduct business activities for an indefinite period of time, including due to the spread of the disease within these groups or due to shutdowns that may be requested or mandated by governmental authorities. While it is not possible at this time to estimate the impact that COVID-19 could have on the Company’s business, the continued spread of COVID-19 and the measures taken by the governments of states and countries affected could disrupt, among other things, the supply chain and the manufacture or shipment of the Company’s products. On March 19, 2020, the governor of California, the state where the Company’s facility is located, issued statewide stay-at-home orders for non-essential workers to help combat the spread of COVID-19. The Company is deemed to be an essential business consistent with announcements by Forklift OEMs and related supply chain, who support the logistics industry, critical to delivering food and supplies during COVID-19 crisis and the Company has instituted processes, policies and workplace procedures in an effort to keep our workers safe while productive. The Company’s manufacturing operations may be subject to closure or shut down due to the spread of the disease within the Company’s production employees, or as part of a larger scale government recommendation or mandate. Any disruption in the Company’s manufacturing operations would have a material adverse effect on the Company’s business and would impede the Company’s ability to manufacture and ship products to its customers in a timely manner, or at all. The effect of the COVID-19 pandemic and its associated restrictions may adversely impact many aspects of the Company’s business, including customer demand, the length of its sales cycles, disruptions in its supply chain, lower the operating efficiencies at its facility, worker shortages and declining staff morale, and other unforeseen disruptions. The demand for the Company’s products may significantly decline as COVID-19 continues to spread and as its customers suffer losses in their businesses. The supply of the Company’s raw materials and its supply chain may be disrupted and adversely impacted by the pandemic. The occurrence of any of the foregoing events and their adverse effect on capital markets and investor sentiment may adversely impact the Company’s ability to raise capital when needed or on terms favorable to it and its stockholders to fund its operations, which could have a material adverse effect on its business, financial condition and results of operations. The extent to which the COVID-19 outbreak impacts the Company’s results, its effect on near or long-term value of its share price will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact.

In January 2020, we received a $4,680,000 order for additional airport GSE batteries from an existing global airline customer. Due to the COVID-19 crisis and its effect to the airline segment, the customer requested that the order to be reduced to approximately $2,700,000 and be delivered in monthly shipments up to November 2020.

2020 Private Placement

On April 22, 2020, the Company sold and issued an aggregate of 66,250 shares of common stock, at $4.00 per share, for an aggregate purchase price of $265,000 in cash to two (2) accredited investors (the “Offering”). The shares offered and sold in the Offering have not been registered under the Securities Act of 1933, as amended (“Securities Act”), and may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the Securities Act. The shares were offered and sold to the accredited investors in reliance upon exemptions from registration pursuant to Rule 506(b) of Regulation D promulgated under Section 4(a)(2) under the Securities Act.

Cleveland Loan

On April 30, 2020, in connection with the outstanding loan from Cleveland to the Company in the principal amount of $1,115,000, the Company entered into the Fifth Amendment to the Unsecured Promissory Note to extend the maturity date from April 30, 2020 to May 31, 2020. All accrued and unpaid interest as of April 30, 2020 was capitalized to the principal amount.

Paycheck Protection Program

On May 1, 2020, the Company applied for and received a loan from the Bank of America, NA (the “Lender”) in the aggregate principal amount of $1,297,083 (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan is evidenced by a promissory note dated May 1, 2020, issued by the Company to the Lender (the “Note”). The Loan has a two-year term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The Company received the funds on or around May 4, 2020. The Note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Proceeds from the Loan are available to the Company to fund designated expenses, and the Company intends to use the entire Loan for the qualifying expenses, including certain payroll costs, group health care benefits and other permitted expenses, in accordance with the PPP. Under the terms of the PPP, subject to specific limitations, up to the entire amount of principal and accrued interest may be forgiven to the extent Loan proceeds are used for sum of qualifying and documented expenses such as payroll costs, covered rent payments, and covered utilities during the eight-week period that begins on the date the lender makes the first disbursement to the Company as described in the CARES Act and applicable implementing guidance issued by the U.S. Small Business Administration under the PPP. The Company intends to use the entire Loan amount for designated qualifying expenses and to apply for forgiveness of the Loan in accordance with the terms of the PPP. No assurance can be given that the Company will obtain forgiveness of the Loan in whole or in part.

NOTE 14 - SUBSEQUENT EVENTS

Reverse Split. The Company effected a 1-for-10 reverse split of its common stock and preferred stock on July 11, 2019 (2019 Reverse Split). No fractional shares were issued in connection with the 2019 Reverse Split. If, as a result of the 2019 Reverse Split, a stockholder would otherwise have been entitled to a fractional share, each fractional share was rounded up. The 2019 Reverse Split resulted in a reduction of outstanding shares of common stock from 51,000,868 to 5,101,580. In addition, it resulted in a reduction of authorized shares of common stock from 300,000,000 to 30,000,000, and a reduction of authorized shares of preferred stock from 5,000,000 to 500,000.

On July 3, 2019, the Company entered into a certain loan agreement with Cleveland Capital, L.P. pursuant to which Cleveland agreed to loan the Company $1,000,000 (the Loan). In connection with the Loan, on July 3, 2019, the Company issued Cleveland an unsecured short-term promissory in the amount of $1,000,000 (the Unsecured Promissory Note). The promissory note bears an interest rate of 15.0% per annum and was originally due on September 1, 2019, unless repaid earlier from a percentage of proceeds from certain identified accounts receivable. In connection with the Loan, the Company issued Cleveland a three-year warrant (the Cleveland Warrant) to purchase the Company’s common stock in a number equal to one-half percent (0.5%) of the number of shares of common stock outstanding after giving effect to the total number of shares of common stock sold in a public offering. The Cleveland Warrant had an exercise price equal to the per share public offering price. Effective September 1, 2019, the Company entered into that certain Amendment No. 1 to the Unsecured Promissory Note pursuant to which the maturity date was modified from September 1, 2019 to December 1, 2019 (the Amendment). In connection with the Amendment, the Company replaced the Cleveland Warrant with a certain Amended and Restated Warrant Certificate (the Amended Warrant). The Amended Warrant increased the warrant coverage from 0.5% to 1% of the number of shares of common stock outstanding after giving effect to the total number of shares of common stock sold in the next private or public offering (Offering). In addition, the exercise price was also changed to equal the per share price of common stock sold in the Offering. As of September 12, 2019, $1,000,000 in principal remains outstanding under the Loan.

On August 23, 2019, the Company entered into a Factoring Agreement (Factoring Agreement) with CSNK Working Capital Finance Corp. d/b/a Bay View Funding (“CSNK”) for a factoring facility under which CSNK will, from time to time, buy approved receivables from the Company. The factoring facility provides for the Company to have access to the lesser of (i) $3 million (Maximum Credit) or (ii) the sum of all undisputed receivables purchased by CSNK multiplied by the 90% (which percentages may be adjusted by CSNK in its sole discretion). Upon receipt of any advance, Company will have sold and assigned all of its rights in such receivables and all proceeds thereof. The factoring facility is secured by the Company’s accounts, equipment, inventory, financial assets, chattel paper, electronic chattel paper, letters of credit, letters of credit rights, general intangibles, investment property, deposit accounts, documents, instruments, supporting obligations, commercial tort claims, the reserve, motor vehicles, all books, records, files and computer data relating to the foregoing, and all proceeds of the foregoing. Company is required to pay CSNK a facility fee of 1.0% of the Maximum Credit upon execution of the Factoring Agreement and a factoring fee of 0.75% of the face value of purchased receivables for 1st 30-days such receivables are outstanding after purchase and 0.35% for each 15-days thereafter until the receivables are repaid in full or otherwise repurchased by Company or otherwise written off by CSNK. In addition, Company is required to pay financing fees on the outstanding advances equal to a floating rate per annum equal to the Prime + 2.0% (8.0% floor). In the event, the aggregate factoring fee and financing fee is less than 0.5% of the Maximum Credit in any one month, Company will pay CSNK the difference for such month. CSNK has the right to demand repayment of any purchased receivables which remain unpaid for 90-days after purchase or with respect to which any account debtor asserts a dispute.

The factoring facility is for an initial term of twelve months and will renew on a year to year basis thereafter, unless terminated in accordance with the Factoring Agreement. Company may terminate the Factoring Agreement at any time upon 60 days prior written notice and payment to CSNK of an early termination fee equal to 0.5% of the Maximum Credit multiplied by the number of months remaining in the current term. As of September 11, 2019, the Company has received $302,600 for the sale of receivables pursuant to Factoring Agreement.

In August 2019, we issued a total of 2,894 shares of common stock in connection with a net exercise of 4,438 outstanding options by the holder.